FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Fair Value of Foreign Exchange Option Contracts (Details) $ in Thousands	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, fair value	$ 12,303	$ 13,937
Foreign Exchange Option Contracts [Member] | Financial assets at fair value, class [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	21,380
Financial assets, at fair value	$ 11
Foreign Exchange Option Contracts [Member] | Financial assets at fair value, class [member] | Bottom of Range [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Closing foreign exchange rate | $ / shares	49.00
Foreign Exchange Option Contracts [Member] | Financial assets at fair value, class [member] | Top of Range [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Closing foreign exchange rate | $ / shares	54.20
Foreign Exchange Option Contracts [Member] | Financial liabilities at fair value, class [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional amount	$ 21,380
Financial liabilities, fair value	$ 992
Foreign Exchange Option Contracts [Member] | Financial liabilities at fair value, class [member] | Bottom of Range [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Closing foreign exchange rate | $ / shares	49.00
Foreign Exchange Option Contracts [Member] | Financial liabilities at fair value, class [member] | Top of Range [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Closing foreign exchange rate | $ / shares	54.20